Discontinued Operations - Schedule of Statement of Operation Discontinued Operation (Details) - Discontinued Operations [Member] - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Statement of Operation Discontinued Operation [Line Items]
Net Revenue	$ 323,429	$ 136,131
Cost of Revenue	(333,201)	(121,073)
Gross Margin	(9,772)	15,058
General and Administrative	280,656	154,564
Compensation	165,882	154,637
Marketing	10,189	395
Interest expense		6,654
Loss from discontinued operations	(466,499)	(301,192)
Net loss on disposition of business	(912,840)
Loss from discontinued operations	$ (1,379,339)	$ (301,192)